Shareholders’ Equity (Details) - $ / shares		Aug. 13, 2024	Jun. 30, 2025	Dec. 31, 2024	Dec. 04, 2024
Shareholders’ Equity [Line Items]
Share split		1-to-1,800
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized	[1]		324,000,000	324,000,000
Ordinary share, par value (in Dollars per share)	[1]
Ordinary shares, shares issued	[1]		18,000,000	18,000,000
Ordinary shares, shares outstanding	[1]		18,000,000	18,000,000
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized	[1]		36,000,000	36,000,000
Ordinary share, par value (in Dollars per share)	[1]
Ordinary shares, shares issued	[1]		4,500,000	4,500,000
Ordinary shares, shares outstanding	[1]		4,500,000	4,500,000
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized		360,000,000			200,000
Ordinary share, par value (in Dollars per share)
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized		324,000,000			180,000
Ordinary share, par value (in Dollars per share)
Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized		36,000,000			20,000
Ordinary share, par value (in Dollars per share)
Ordinary shares, shares issued		18,000,000
Ordinary shares, shares outstanding			18,000,000

[1]	Retrospectively restated for effect of share recapitalization (Note 1)